LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 12. LONG TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS

Long term prepayments and other non-current assets mainly consist of prepaid farmland lease of the Company.

	June 30, 2019	December 31, 2018
	(unaudited)

Prepaid farmland lease	$1,897,005	$1,962,580
Deferred tax assets (see Note 14)	-	-
Investment deposit	4,363,827	-
Others	205,137	208,928
Long term prepayments and other non-current assets	$6,465,969	$2,171,508

Amortization expense for prepaid farmland lease for the six months ended June 30, 2019 and 2018 was $63,155 and $67,216, respectively.

The Company paid to invest in a private equity fund as a limited partner with insignificant equity interest (less than 1%). As of June 30, 2019, the agreement has not been singed and the Company recorded it as an investment deposit.

As of June 30, 2019 and December 31, 2018, others mainly consisted of long-term deposit for office lease.

Long term prepayments and other non-current assets mainly consist of prepaid farmland lease of the Company.

	December 31, 2018	December 31, 2017

Prepaid farmland lease	$1,962,580	$2,192,474
Cooperation deposit	-	918,246
Others	208,928	30,224
Long term prepayments and other non-current assets	$2,171,508	$3,140,944

Amortization expense for prepaid farmland lease for the years ended December 31, 2018 and 2017 was $129,428 and $126,852, respectively.

Cooperation deposit represented deposit for a healthcare project with a third party in 2017. Due to the local governments policy changes, the project was suspended in May 2018 and the deposit was returned to the Company in November 2018.

As of December 31, 2018, others mainly consisted of long-term deposit for office lease.